SEGMENT INFORMATION (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Revenue	$ 279,217	$ 331,046	$ 319,018
Drybulk carrier business [Member]
Statement1 [Line Items]
Customer risk percentage	10.00%
Revenue	$ 209,630	268,445	276,309
Drybulk carrier business [Member] | Customer one [Member]
Statement1 [Line Items]
Customer risk percentage	10.00%
Revenue	$ 17,500	21,200
Tanker business [Member]
Statement1 [Line Items]
Revenue	73,776	$ 73,170	65,402
Tanker business [Member] | Customer one [Member]
Statement1 [Line Items]
Customer risk percentage		10.00%
Revenue	14,900	$ 15,500	17,300
Tanker business [Member] | Customer two [Member]
Statement1 [Line Items]
Revenue		8,500
Tanker business [Member] | Customer three [Member]
Statement1 [Line Items]
Revenue	13,900	7,900	14,300
Tanker business [Member] | Customer four [Member]
Statement1 [Line Items]
Revenue	$ 9,100	$ 7,400	$ 6,300